Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Lease Obligations [Abstract]
Schedule of Lease Obligations
	December 31, 2023	December 31, 2022
Opening balance	$939,005	$1,020,482
Additions in the year	42,393	174,352
Interest expense	16,637	35,678
Translation adjustment	(31,643)	(13,126)
Lease payments	(326,041)	(278,381)
	640,307	939,005
Due within one year	(254,668)	(303,788)
Ending balance	$385,639	$635,217

Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
	December 31, 2023	December 31, 2022
Year 1	$254,668	$303,788
Year 2	194,261	227,757
Year 3	191,378	179,872
Year 4	-	196,570
Year 5 and thereafter	-	96,000
Total lease obligation	$640,307	$1,003,987
Less finance expenses	-	(64,982)
Lease Obligations	$640,307	$939,005